Annual Fund Operating Expenses - Invesco SP SmallCap 600 Pure Growth ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%